Fair Value Measurement and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-Sale Portfolio
Securities available for sale	$ 18,126	$ 18,331
Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	4,091	5,876
Fair Value, Measurements, Recurring
Available-for-Sale Portfolio
Securities available for sale	18,126	18,331
Fair Value, Measurements, Recurring | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	14,035	12,455
Fair Value, Measurements, Recurring | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	4,091	5,876
Fair Value, Measurements, Recurring | Level 1
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 1 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 2
Available-for-Sale Portfolio
Securities available for sale	18,126	18,331
Fair Value, Measurements, Recurring | Level 2 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	14,035	12,455
Fair Value, Measurements, Recurring | Level 2 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	4,091	5,876
Fair Value, Measurements, Recurring | Level 3
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 3 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value | Level 2
Available-for-Sale Portfolio
Securities available for sale	$ 18,126	$ 18,331